Filed Pursuant to Rule 497(e)
Registration File No.: 333-227456

BLACKROCK CREDIT STRATEGIES FUND

Supplement dated November 27, 2019 to the

Prospectus dated February 28, 2019, as supplemented to date

This supplement amends certain information in the Prospectus of BlackRock Credit Strategies Fund (the “Fund”), dated February 28, 2019, as supplemented to date (the “Prospectus”). Unless otherwise indicated, all other information included in the Prospectus that is not inconsistent with the information set forth in this supplement remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus.

Effective December 1, 2019, the following changes are made to the Prospectus:

The fourth paragraph in the sub-section of the Prospectus entitled “Prospectus Summary – Investment Adviser and Investment Sub-Advisers” is deleted in its entirety and replaced with the following:

The Fund has entered into an Expense Limitation Agreement (the “Expense Agreement”) in which the Advisor has agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.50% of the Fund’s average daily value of the net assets of each share class (the “Expense Cap”). Subject to the terms of the Expense Agreement, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to recoupment by the Advisor. Such recoupment arrangement will terminate on March 1, 2026. The Fund will carry forward any waivers and/or reimbursements of fees and expenses in excess of the Expense Cap and repay the Advisor such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Fund or the Advisor (the “Independent Trustees”). The current term of the Expense Agreement expires on June 30, 2021. The Expense Agreement may be terminated prior to June 30, 2021 only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities. See “Management of the Fund—Investment Management Agreement—Expense Agreement” in the prospectus for more information regarding the operating and other expenses that the Advisor has agreed to waive and/or reimburse pursuant to the Expense Agreement.

In the section of the Prospectus entitled “Summary of Fund Fees and Expenses,” footnote 9 to the fee table is deleted in its entirety and replaced with the following:

(9)

The Fund has entered into an Expense Agreement in which the Advisor has agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.50% of the Fund’s average daily value of the net assets of each share class. Subject to the terms of the Expense Agreement, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to recoupment by the Advisor. Such recoupment arrangement will terminate on March 1, 2026. The Fund will carry forward any waivers and/or reimbursements of fees and expenses in excess of the Expense Cap and repay the Advisor such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Agreement expires on June 30, 2021. The Expense Agreement may be terminated prior to June 30, 2021 only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities. See “Management of the Fund—Investment Management Agreement—Expense Agreement” for more information regarding the operating and other expenses that the Advisor has agreed to waive and/or reimburse pursuant to the Expense Agreement.

The Fund and the Advisor have also entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual fee, through June 30, 2021. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2021. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Independent Trustees or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.

The sub-section of the Prospectus entitled “Management of the Fund – Investment Management Agreement – Fee Waiver Agreement” is deleted in its entirety and replaced with the following:

Fee Waiver Agreement. Pursuant to the Fee Waiver Agreement between the Fund and the Advisor, the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual fee, through June 30, 2021. In addition, effective December 1, 2019, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds advised by the Advisor or its affiliates, through June 30, 2021. The Fee Waiver Agreement may be continued from year to year thereafter, provided that such continuance is specifically approved by the Advisor and the Fund (including by a majority of the Fund’s Independent Trustees). Neither the Advisor nor the Fund is obligated to extend the Fee Waiver Agreement. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Independent Trustees of the Fund or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.

The sub-section of the Prospectus entitled “Management of the Fund – Investment Management Agreement – Expense Agreement” is deleted in its entirety and replaced with the following:

Expense Agreement. Pursuant to the Expense Agreement between the Fund and the Advisor, the Advisor has agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.50% of the Fund’s average daily value of the net assets of each share class. Subject to the terms of the Expense Agreement, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to recoupment by the Advisor. Such recoupment arrangement will terminate on March 1, 2026. The Fund will carry forward any waivers and/or reimbursements of fees and expenses in excess of the Expense Cap and repay the Advisor such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Agreement expires on June 30, 2021. Expenses covered by the Expense Cap include all of the Fund’s expenses other than those expressly excluded by the Expense Cap. Expenses covered by the Expense Cap include, without limitation, custodial, accounting and administrative services (e.g., expenses incurred in connection with: reconciling cash and investment balances with the Fund’s custodian; calculating contractual expenses, including management fees; determining net income; arranging for the computation of the Fund’s NAV; preparing the Fund’s Statement of Assets and Liabilities, Statement of Operations and Statements of Changes in Net Assets; preparing the Fund’s annual and semi-annual reports; receiving and tabulating proxies; maintaining the register of shareholders, including any transfer or repurchase of common shares; arranging for the calculation of the issue and repurchase price of Shares; preparing repurchase offer notices and performing all work associated with repurchase offers; allocating income, expenses, gains and losses; issuing reports and transaction statements to Fund shareholders), any ongoing organizational expenses, and all initial and ongoing offering expenses (other than any applicable sales load). The Advisor (and not the Fund) has agreed to pay all of the Fund’s initial organizational expenses. Expenses excluded from the Expense Cap are limited to (i) the investment advisory fee; (ii) interest expense and other financing costs, if any; (iii) portfolio transaction and other investment-related costs (including acquired fund fees and expenses, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses and dividend expenses related to short sales); (iv) taxes; (v) any other extraordinary expenses not incurred in the ordinary course of the Fund’s business (including, without limitation, litigation expenses); and (vi) if applicable, an ongoing Distribution and Servicing Fee).

Investors should retain this supplement for future reference.